Document and Entity Information	Feb. 05, 2020
Cover [Abstract]
Entity Central Index Key	0001024725
Document Type	8-K/A
Document Period End Date	Feb. 05, 2020
Entity Registrant Name	TENNECO INC
Entity Incorporation State Country Code	DE
Entity File Number	1-12387
Entity Tax Identification Number	76-0515284
Entity Address, Address Line One	500 NORTH FIELD DRIVE
Entity Address, City or Town	LAKE FOREST
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	(847)
Local Phone Number	482-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Voting Common Stock, par value $0.01 per share
Trading Symbol	TEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	Tenneco Inc. (the “Company”) is hereby amending Item 5.02 of its Current Report on Form 8-K, dated February 5, 2020, in its entirety as set forth below to report that, on February 28, 2020, the Board of Directors of the Company (the “Board”) appointed Mr. Charles K. Stevens, III to the Nominating and Governance Committee and the Compensation Committee of the Board, effective April 1, 2020. When Mr. Stevens was appointed to the Board on February 5, 2020, the Board had not determined on which committees he would serve. Item 5.02 DEPARTURE OF DIRECTORS OR CERTAIN OFFICERS; ELECTION OF DIRECTORS; APPOINTMENT OF CERTAIN OFFICERS; COMPENSATORY ARRANGEMENTS OF CERTAIN OFFICERS.On February 5, 2020, upon the nomination of the Nominating and Governance Committee, the Board appointed Mr. Charles K. Stevens, III to serve as an independent member of the Board, effective February 5, 2020.On February 28, 2020, the Board appointed Mr. Stevens to its Nominating and Governance Committee and Compensation Committee, effective April 1, 2020.Mr. Stevens, age 60, retired from General Motors Company (“GM”) in March 2019 after a 40-year career at the company. Mr. Stevens served as Executive Vice President and Senior Advisor of GM between September 2018 and March 2019. Prior to that, he was Executive Vice President and Chief Financial Officer from January 2014 until September 2018 where he was responsible for leading GM’s financial and accounting operations worldwide. He served as Chief Financial Officer of GM North America from 2010 until 2014. He served as Interim Chief Financial Officer of GM South America from 2011 to 2013 and led GM’s financial operations for GM Mexico from 2008 to 2010 and GM Canada from 2006 to 2008. From 1994 to 2005, he held several leadership positions in GM’s Asia Pacific Region. He began his career at Buick Motor Division in 1978. He received his Bachelor of Industrial Administration from General Motors Institute (now Kettering University) and an MBA from the University of Michigan, Flint. Mr. Stevens currently serves on the boards of directors of Masco Corporation, Flex Ltd., and Eastman Chemical Company.Mr. Stevens will be compensated in accordance with the Company’s standard compensation policies and practices for non-employee directors. Item 7.01 REGULATION FD DISCLOSURE.On February 28, 2020, the Company announced that the Board, as part of the ongoing Board and governance refreshment process, has appointed Dennis J. Letham as Lead Independent Director and reconstituted the memberships of all Board committees. These changes are effective April 1, 2020. A copy of the Company’s press release is attached as Exhibit 99.1 to this Current Report on Form 8-K and is incorporated herein by reference.The information furnished under Item 7.01, including Exhibit 99.1, shall not be deemed to be filed for the purposes of Section 18 of the Securities Exchange Act of 1934, as amended, or otherwise subject to the liabilities of that section. The information in this Form 8-K shall not be incorporated by reference into any filing under the Securities Act of 1933, as amended, except as shall otherwise be expressly set forth by specific reference in such filing.